Leases - The Company as Lessee	12 Months Ended
Dec. 31, 2019
Time charterin contracts [Abstract]
Leases - The Company as Lessee
20.
Leases — The Company as Lessee
In November and December 2014, the Company sold the vessels Gas Premiership and Gas Cathar and realized a total gain of $780,695. The Company entered into bareboat charter agreements to leaseback the vessels for a period of four years. The charter back agreements are accounted for as operating leases and the gain on the sale was deferred and is being amortized to income over the four-year lease period. For the years ended December 31, 2017
, 2018
and 2019, the amortization amounted to $195,040
,
 $190,087
and nil,
respectively, and is included in Charter hire expenses in the consolidated statements of operations.

Lease payments relating to the bareboat charters of the vessels amounted to $3,719,810, $3,434,250 and $1,560,000 for the years ended December 31, 2017, 2018 and 2019 and are included in Charter hire expenses in the consolidated statements of operations.
The Company charters in vessels to supplement its own fleet and employs them both on time charters and voyage charters. The time charter-in contracts range in lease terms from 1 year to 5 years. The Company elected the practical expedient of ASC 842 that allows for time charter-in contracts with an initial lease term of one year or less to be excluded from the operating lease right-of-use assets and lease liabilities recognized on our consolidated balance sheet. The Company recognized the operating lease right-of-use assets and the corresponding lease liabilities on the consolidated balance sheet for time charter-in contracts with a lease term of more than one year at the commencement of the lease. The Company will continue to recognize the lease payments for all vessel operating leases as charter hire expenses on the consolidated statements of operations on a straight-line basis over the lease term.
Under ASC 842, leases are classified as either finance or operating arrangements, with such classification affecting the pattern and classification of expense recognition in an entity’s income statement. For operating leases, ASC 842 requires recognition in an entity’s income statement of a single lease expense, calculated so that the cost of the lease is allocated over the lease term, generally on a straight-line basis. Right-of-use assets represent a right to use an underlying asset for the lease term and the related lease liability represents an obligation to make lease payments pursuant to the contractual terms of the lease agreement.
The Company used the incremental borrowing rate which amounted to 5.6% at January 1, 2019 for the lease contract for which the Company recorded operating lease right-of-use assets and corresponding lease liabilities.
The Company had one time charter-in contract for one vessel which was greater than 12 months at lease commencement date as of the date of adoption of ASC 842. A brief description of this contract is below:

(i)
On December 16, 2016, the Company amended the existing bareboat charter agreement for Gas Cathar resulting in the extension of the charter period to five years and three months from the delivery date i.e. until March 2020 at a monthly charter hire of $130,000.

The Company had entered into two time charter-in contracts in 2018 for the vessels Astrid and Kazak which were for a period of twelve months. Lease payments relating to the time charters of these vessels, amounted to $4,708,988 for the year ended December 31, 2019 and are included in Charter hire expenses in the consolidated statements of operations (2018: $2,906,617).
Office lease
In January 2019, the Company renewed its contract to lease office space from a related party (Note 3) for a period until December 2020 at an amount of EUR 6,500 ($7,345) per month. The Company determined the office lease to be an operating lease and recorded the lease expense within General and administrative expenses in the consolidated statement of operations for the years ended December 31, 2017, 2018 and 2019.

Adoption of ASC 842
Prior to January 1, 2019, the Company recognized lease expense in accordance with then-existing U.S. GAAP (“prior GAAP”). Because both ASC 842 and prior GAAP generally recognize operating lease expenses on a straight-line basis over the term of the lease arrangement and the Company only has operating lease arrangements, there were no differences between the timing and amount of lease expenses recognized under the two accounting methodologies for the years ended December 31, 2019, 2018 and 2017.
Lease Disclosures Under ASC 842
The objective of the disclosure requirements under ASC 842 is to enable users of an entity’s financial statements to assess the amount, timing and uncertainty of cash flows arising from lease arrangements. In addition to the qualitative leasing disclosures included above, below are quantitative disclosures that are intended to meet the stated objective of ASC 842.
Operating lease right-of-use assets and lease liabilities as of December 31, 2019 and January 1, 2019 are as follows:

Description	Location in balance sheet	December 31, 2019	January 1, 2019 (a)
Non current assets:
Chartered-in contract greater than 12 months	Operating lease right-of-use assets	$386,388	$1,879,085
Office leases	Operating lease right-of-use assets	86,744	—

		$473,132	$1,879,085

Liabilities:
Chartered-in contract greater than 12 months	Current portion of operating lease liabilities	$386,388	$1,492,697
Office leases	Current portion of operating lease liabilities	86,744	—

Lease liabilities - current portion		$473,132	$1,492,697

Chartered-in contract greater than 12 months	Operating lease liabilities	$—	$386,388

Lease liabilities - non current portion		$—	$386,388

(1)	The Operating lease right-of-use asset and Operating lease liabilities represent the present value of lease payments for the remaining term of the lease.
The table below presents the components of the Company’s lease expenses and sub-lease income on a gross basis earned from chartered-in contracts greater than 12 months for the year ended December 31, 2019:

Description	Location in statement of operations	2019
Lease expense for chartered-in contracts 12 months or less	Charter hire expenses	$4,708,988
Lease expense for chartered-in contracts greater than 12 months	Charter hire expenses	1,560,000

	Total charter hire expenses	6,268,988

Lease expense for office leases	General and administrative expenses	87,192
Sub lease income from chartered-in contracts greater than 12 months *	Revenues	3,091,390

*
The sub-lease income represents only time charter revenue earned on the chartered-in contracts greater than 12 months. There is additional revenue of $482,879 earned from voyage charters on the same chartered-in contract which is recorded in Revenues in our consolidated statement of operations for the year ended December 31, 2019. Additionally, there is revenue earned from time charters from chartered-in contracts 12 months or less which is included in Revenues in our consolidated statements of operations for the year ended December 31, 2019.

The cash paid for operating leases with terms greater than 12 months is $1,647,192 for the year ended December 31, 2019.
The Company did not enter into any operating leases greater than 12 months for the year ended December 31, 2019 as a lessee.
The weighted average remaining lease term on our operating leases greater than 12 months is 7.5 months. The weighted average discount rate is 5.6% as of December 31, 2019.
The table below provides the total amount of lease payments on an undiscounted basis on our time chartered-in contracts and office leases greater than 12 months as of December 31, 2019:

Year	Chartered-in contracts greater than 12 months	Office leases	Total Operating leases
Discount rate upon adoption	5.6%	5.6%	5.6%
2020 (undiscounted lease payments)	$390,000	$88,140	$478,140

	390,000	88,140	478,140

Present value of lease liability	386,388	86,744	473,132
Lease liabilities - short term	386,388	86,744	473,132

Total lease liabilities	386,388	86,744	473,132

Discount based on incremental borrowing rate (Difference between undiscounted lease payments and present value of lease liability)	$3,612	$1,396	$5,008